Cover - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-42826
Entity Registrant Name	ZENTA GROUP COMPANY LIMITED
Entity Central Index Key	0002011458
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 47-53A, Macau Square
Entity Address, Address Line Two	13th Floor
Entity Address, Address Line Three	Unit M
Entity Address, City or Town	Macau
Entity Address, Country	CN
Entity Address, Postal Zip Code	999078
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.001 per share
Trading Symbol	ZGM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	11,583,839
Entity Listing, Par Value Per Share	$ 0.001
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	7351	1171
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheet of Zenta Group Company Limited and its subsidiaries (the “Company”) as of September 30, 2025, and the related consolidated statement of operations and comprehensive income, consolidated statement of changes in shareholders’ equity, and consolidated statement of cash flows for the year ended September 30, 2025, and the related notes to the consolidated financial statements and schedule (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and the results of its operations and its cash flows for the year ended September 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	WSJ and Partners	WWC, P.C
Auditor Location	Kuala Lumpur, Malaysia	San Mateo, California
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No. 47-53A, Macau Square
Entity Address, Address Line Two	13th Floor
Entity Address, Address Line Three	Unit M
Entity Address, City or Town	Macau
Entity Address, Country	CN
Entity Address, Postal Zip Code	999078
City Area Code	+853
Local Phone Number	2840 0625
Contact Personnel Name	Ng Wai Ian